Financial instruments (Investments in equity securities) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 CAD ($)
Equity investments [Member]
Disclosure of FV of investments in equity instruments designated as measured at FVOCI
Fair value	$ 69,011
Gain (loss)	34,339
Denison [Member]
Disclosure of FV of investments in equity instruments designated as measured at FVOCI
Fair value	34,827
Gain (loss)	15,257
UEX [Member]
Disclosure of FV of investments in equity instruments designated as measured at FVOCI
Fair value	19,605
Gain (loss)	8,758
ISO Energy [Member]
Disclosure of FV of investments in equity instruments designated as measured at FVOCI
Fair value	10,756
Gain (loss)	8,078
GoviEx [Member]
Disclosure of FV of investments in equity instruments designated as measured at FVOCI
Fair value	3,558
Gain (loss)	2,996
Other [Member]
Disclosure of FV of investments in equity instruments designated as measured at FVOCI
Fair value	265
Gain (loss)	$ (750)